Institutional Class | U.S. Treasury Portfolio
Summary of the Institutional Shares of the U.S. Treasury Portfolio
:	Investment Objective

The investment objective of the U.S. Treasury Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
:	Fees and Expenses of the U.S. Treasury Portfolio

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the U.S. Treasury Portfolio.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees -	Institutional Class U.S. Treasury Portfolio Institutional Shares
Sales Charge (Load) Imposed on Purchases	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	Institutional Class U.S. Treasury Portfolio Institutional Shares
Management Fees	0.12%
Distribution and Service (12b-1) Fees	none
Other Expenses (includes Administration Fees listed below)	0.15%
Administration Fees	0.05%
Total Annual Fund Operating Expenses	0.27%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Institutional Shares of the U.S. Treasury Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Institutional Shares of the U.S. Treasury Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Institutional Shares of the U.S. Treasury Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class U.S. Treasury Portfolio Institutional Shares	28	87	152	343

:	Principal Investment Strategies

The Fund seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share. The U.S. Treasury Portfolio seeks to achieve its objective by investing only in obligations backed by the full faith and credit of the United States government with maturities of 397 days or less and repurchase agreements which are collateralized by such obligations calling for resale in 397 days or less. Under normal circumstances the Portfolio will invest all of its net assets, plus borrowings for investment purposes, in obligations issued or guaranteed by the U.S. Treasury. The Fund will provide shareholders with at least 60 days' prior notice of any change in this policy.

The Fund's investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Fund and how an individual purchase would impact the yield of the Fund, against the backdrop of the Fund's overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Fund and how an individual purchase would impact the credit quality of the Fund, against the backdrop of the Fund's overall investment objective.

:	Principal Risks

•   Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

•   The value of the Fund's shares and the securities held by the Fund can each decline in value.

•   The amount of income the Fund generates will vary with changes in prevailing interest rates.

•   An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other governmental agency.

•   The U.S. Treasury Portfolio's investment policy of only investing in U.S. Treasury obligations and other obligations that are issued or guaranteed by the United States Government (including repurchase agreements), while minimizing risk of loss, may produce a lower yield than a policy of investing in other types of instruments.

:	Risk/Return Bar Chart and Table

The following performance information provides some indication of the risks of investing in the Institutional Shares of the U.S. Treasury Portfolio. The bar chart shows changes in the average annual total returns of the Institutional Shares of the U.S. Treasury Portfolio's performance from year to year. The table shows the Portfolio's average annual total returns for the one year, five year, ten year and since inception periods. While analyzing this information, please note that the Portfolio's past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Institutional Shares of the U.S. Treasury Portfolio may be obtained by calling the Fund toll free at (800) 433-1918.

U.S. Treasury Portfolio – Institutional Shares % Total Return Calendar Year End

As of June 30, 2011, the U.S. Treasury Portfolio Institutional Shares had a year-to-date return of 0.00%.

The U.S. Treasury Portfolio Institutional Shares' highest quarterly return was 1.36% for the quarter ended March 21, 2001; the lowest quarterly return was 0.00% for the quarter ended June 30, 2011.

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Fund directly.

Average Annual Total Returns – For the period ended December 31, 2010
Average Annual Total Returns -		Institutional Class U.S. Treasury Portfolio Institutional Shares
One Year		none
Five Years		2.23%
Ten Years		2.20%
Since Inception	[1]	3.13%
[1]	The inception date for the U.S. Treasury Portfolio's Institutional Shares was November 18, 1996,